Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-33168
Entity Registrant Name	Central North Airport Group
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Plaza Metrópoli Patriotismo
Entity Address, Address Line Two	Piso 5 Av. Patriotismo 201 Col. San Pedro de los Pinos
Entity Address, City or Town	Benito Juárez
Entity Address, Country	MX
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Emerging Growth Company	false
Auditor Name	Galaz, Yamazaki, Ruíz Urquiza, S.C
Auditor Firm ID	1153
Auditor Location	Mexico
Entity Central Index Key	0001378239
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Contact Personnel Name	Ruffo Pérez Pliego del Castillo
Entity Address, Address Line One	Plaza Metrópoli Patriotismo
Entity Address, Address Line Two	Piso 5 Av. Patriotismo 201 Col. San Pedro de los Pinos
Entity Address, City or Town	Benito Juárez
Entity Address, Country	MX
City Area Code	52
Country Region	81
Local Phone Number	8625 4300
Contact Personnel Email Address	rperezpliego@oma.aero
Series B Class I
Entity Common Stock, Shares Outstanding	336,403,425
ADS
Title of 12(b) Security	American Depositary Shares (ADSs) each representing 8 Series B shares
Trading Symbol	OMAB
Security Exchange Name	NASDAQ
Series B
Title of 12(b) Security	Series B shares
Trading Symbol	OMAB
Security Exchange Name	NASDAQ
Series BB Class I
Entity Common Stock, Shares Outstanding	49,766,000